ACQUISITION OF BUSINESS – INCREASE OF THE PARTICIPATION IN USIMINAS CONTROL GROUP AND NEW GOVERNANCE STRUCTURE OF USIMINAS -Provisions For Contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jul. 03, 2023	Jul. 02, 2023
Contingencies Recognized By Usiminas Before Business Combination
Disclosure of detailed information about business combination [line items]
Total Provision for contingencies	$ (97,873)	$ (199,677)
Tax Contingencies Recognized As Part Of The Business Combination
Disclosure of detailed information about business combination [line items]
Total Provision for contingencies	(305,364)	(432,488)
Civil And Other Contingencies Recognized As Part Of The Business Combination
Disclosure of detailed information about business combination [line items]
Total Provision for contingencies	(53,035)	(174,333)
Labour Contingencies Recognized As Part Of The Business Combination
Disclosure of detailed information about business combination [line items]
Total Provision for contingencies	$ (27,988)	(49,655)
Usiminas
Disclosure of detailed information about business combination [line items]
Total Provision for contingencies		(856,153)
Usiminas | Contingencies Recognized By Usiminas Before Business Combination
Disclosure of detailed information about business combination [line items]
Total Provision for contingencies			$ (199,677)
Usiminas | Tax Contingencies Recognized As Part Of The Business Combination
Disclosure of detailed information about business combination [line items]
Total Provision for contingencies		(432,488)
Usiminas | Civil And Other Contingencies Recognized As Part Of The Business Combination
Disclosure of detailed information about business combination [line items]
Total Provision for contingencies		(174,333)
Usiminas | Labour Contingencies Recognized As Part Of The Business Combination
Disclosure of detailed information about business combination [line items]
Total Provision for contingencies		$ (49,655)